Income Tax - Summary of deferred tax assets and deferred tax liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	$ 1,517,773	$ 1,834,476	$ 1,327,002
Deferred Tax Liabilities	3,859,229	3,708,863	4,244,371
Net deferred tax liabilities	2,341,456	1,874,387	2,917,369	$ 2,917,369
Debt securities1 [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets		7,356
Loans and other financing [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	978,858	1,231,407	806,529
Other [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	1,077	19,439	13,852
Allowances for contingencies [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	277,445	307,804	216,043
Provisions and Employee Benefit [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	260,393	268,470	290,578
Production plant and equipment production equipment [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	3,036,215	2,820,014	3,308,673
Intangible asset [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	575,055	483,240	557,999
Investment in Associates and Joint Ventures [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	41,677	247,924	155,388
Other financial and nonfinancial liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	$ 206,282	$ 157,685	$ 222,311